UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-7493)

THE HENNESSY FUNDS, INC.
(Exact name of registrant as specified in charter)

THE COURTYARD SQUARE,
750 GRANT AVENUE, SUITE 100,
NOVATO, CA 94945
(Address of principal executive offices) (Zip code)

NEIL J. HENNESSY
HENNESSY ADVISORS, INC.
THE COURTYARD SQUARE
750 GRANT AVENUE
SUITE 100
NOVATO, CA 94945
(Name and address of agent for service)

1-800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record.

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
General Motors	8/1/2003	370442105	GM

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Approv. Of Charter	Issuer
2. Rat. Of nu Hughes Certs.
3. Rat. Of Hughes split-off
4. Rat. Of Gm stock sale
5. Rat. Nu stck acquist.
6. Aprov. Of 2nd GM Chrtr

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Caterpillar Inc.	4/14/2004	149123101	CAT

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Amend opt. Pl.
3. rat auditors
4. stkhlder right pln
5. stkhlder prop sale of equip.
to Israel
6. stkhlder prop-hivaids

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Medco Health Sol.	4/21/2004	58405U102	MHS

Vote:Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Appt. Pricewaterhouse ind suditors 2004

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
General Elect.	4/28/2004	369604103	GE

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Independent Auditor
3. Rev Goals fo EO
4. Cumulative voting
5. animal testing
6. nuclear risk
7. Rept PCB Cleanup goals
8. Offshore sourcing
9. Sustainablity Inde

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
SBC Comm	4/30/2004	78387G103	SBC

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Appt. of ind. Auditors
3. Apprv amend. To SBC bylaws
4. Stckhlder prop. A
5. Stckholder prop. B

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Altira Group	4/29/2004	02209S103	AT

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat indep. Auditors
3. stkhldr prop 1
4. stkhldr prop 2
5. stkhldr prop 3
6. stkholdr prop 4
7. stkholdr prop 5
8. stkholdr prop 6

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Merck & Co.	4/27/2004	589331107	MRK

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/Shareholder
2. Rat appt. of ind. Auditors '04
3. Prop restate cert. Of inc.
4. Stckhldr porp mgmnt comp.
5. stckhldr prop ext. of drug patents
6. stckhldr prop ethical/perf. Of co.
7. stckhldr prop shreldr res. For polit.
purposes.
8. stckholdr prop re global HIV/AIDS

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.	4/20/2004	172967101	C

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Prop rat. KPMG auditors
3.stckhldr porp curb on exe. Comp.
4. stckhldr prop req rpt on polit. Contrib.
5.stckhldr prop discontin all rites of options
6. stckhldr prop req chariman no mgmnt
duties, titles or respon.

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Honeywell Intl	4/26/2004	438516106	HON

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Appt. indep. Accountants
3. annual elect. Of directors
4. Shareowner voting prov.
5. Shareowner input-goldn parachutes
6. Resolution on pay disparity
7. cumulative voting

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
E I Du Pont	4/28/2004	2	DD

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Accountants
3. Rat on Govt. serv.
4. Rat on intl workplace standards
5. rat on exe. Comp.

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Alcoa Inc.	4/30/2003	13817101	AA

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Prop to apprv '04 stk inc. plan
3. Shrlhldr prop relating to pay disparity
4. Shrlhldr prop relating to contr serv.
Plan.

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
A T & T	5/19/2004	1957505	T

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Of auditors
3. Apprv 2004 LT incent. Prog.
4. Term limits to outside directors
5. Poison pill
6. Sep. chair and CEO
7. Executive compensation

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
International Paper	5/11/2004	460146103	IP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Vote: Not Voted		1. Directors	Issuer
2. Rat. Deloitte ind. Auditor 2004
3. Apprvl amend LT incent. Comp. Plan
4. Reaffirm perf. Goals under LT Plan
5. Prop. Relating to limit comp. Of CEO

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Exxon Mobil	5/26/2004	30231G102	XOM

Vote:Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Ind. Auditors
3. Apprvl 2004 non-empl dir. Rest stk plan
4. Plitical contrib.
5. Political contrib report
6. Media respon on equa. Guinea
7. Board Char/CEO
8. Exec. Comp.
9. Equity Comp. Rept.
10. Amndmnt of EEO policy
11. Climate science report

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Genl Mtrs	6/2/2004	370442105	GM

Vote:Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Select. Of ind. a/cs
3. Eliminate opts., SARS, and Severance paymnt
4. Eliminateawarding repricing or ren. Stk opts.
5. Req. ind. Chair sep from CEO
6. Appt. ind diectors to key bd comm.
7. Report on Greenhouse Gas
8. Approve Golden parachutes
9. Req. Sr. Exec. And dir. Retain stk options

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
JP Morgan Chase	5/25/2004	46625H100	JPM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Director	Issuer
2. Merger Prop
3. Appt. External auditor
4. Re-apprvl of key exe perf. Plan
5. Adjournmnt of mting
6. Director term limit
7. Charitable contrib.
8. Political contributions
9. separation of char/CEO
10. Deriv. Disclosure
11. Auditor indep.
12. Director comp.
13. Pay disparity

Name of Fund:	Hennessy Balanced Fund
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Eastman Kodak	5/12/2004	277461109	EK

Vote:Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat ind. Accouts.
3. Re-apprvl of material tms of perf goals
4. Shrhldr prop req. adopt. Of chemicals policy
5. shrhldr prop req. limits on comp of cert exe.

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
General Motors	8/1/2003	370442105	GM

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Approv. Of Charter	Issuer
2. Rat. Of nu Hughes Certs.
3. Rat. Of Hughes split-off
4. Rat. Of Gm stock sale
5. Rat. Nu stck acquist.
6. Aprov. Of 2nd GM Chrtr

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Caterpillar Inc.	4/14/2004	149123101	CAT

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Amend opt. Pl.
3. rat auditors
4. stkhlder right pln
5. stkhlder prop sale of equip.
to Israel
6. stkhlder prop-hivaids
Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Medco Health Sol.	4/21/2004	58405U102	MHS

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Appt. Pricewaters ind auditors 2004

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
General Elect.	4/28/04	369604103	GE

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Independent Auditor
3. Rev Goals fo EO
4. Cumulative voting
5. animal testing
6. nuclear risk
7. Rept PCB Cleanup goals
8. Offshore sourcing
9. Sustainablity Inde

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
SBC Comm	4/30/2004	78387G103	SBC

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Appt. of ind. Auditors
3. Apprv amend. To SBC bylaws
4. Stckhlder prop. A
5. Stckholder prop. B

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Merck & Co.	4/27/2004	589331107	MRK

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/Shareholder
2. Rat appt. of ind. Auditors '04
3. Prop restate cert. Of inc.
4. Stckhldr porp mgmnt comp.
5. stckhldr prop ext. of drug patents
6. stckhldr prop ethical/perf. Of co.
7. stckhldr prop shreldr res. For polit.
purposes.
8. stckholdr prop re global HIV/AIDS

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.	4/20/2004	172967101	C

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Prop rat. KPMG auditors
3.stckhldr porp curb on exe. Comp.
4. stckhldr prop req rpt on polit. Contrib.
5.stckhldr prop discontin all rites of options
6. stckhldr prop req chariman no mgmnt
duties, titles or respon.

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Honeywell Intl	4/26/2004	438516106	HON

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Appt. indep. Accountants
3. annual elect. Of directors
4. Shareowner voting prov.
5. Shareowner input-goldn parachutes
6. Resolution on pay disparity
7. cumulative voting

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
E I Du Pont	4/28/04	263534109	DD

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Accountants
3. Rat on Govt. serv.
4. Rat on intl workplace standards
5. rat on exe. Comp.

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Alcoa Inc.	4/30/2004	13817101	AA

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Prop to apprv '04 stk inc. plan
3. Shrlhldr prop relating to pay disparity
4. Shrlhldr prop relating to contr serv.
Plan.

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
A T & T	5/19/2004	1957505	T

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Of auditors
3. Apprv 2004 LT incent. Prog.
4. Term limits to outside directors
5. Poison pill
6. Sep. chair and CEO
7. Executive compensation

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
International Paper	5/11/2004	460146103	IP

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Deloitte ind. Auditor 2004
3. Apprvl amend LT incent. Comp. Plan
4. Reaffirm perf. Goals under LT Plan
5. Prop. Relating to limit comp. Of CEO

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Exxon Mobil	5/26/2004	30221G102	XOM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	issuer
2. Rat. Ind. Auditors
3. Apprvl 2004 non-empl dir. Rest stk plan
4. Plitical contrib.
5. Political contrib report
6. Media respon on equa. Guinea
7. Board Char/CEO
8. Exec. Comp.
9. Equity Comp. Rept.
10. Amndmnt of EEO policy
11. Climate science report

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Genl Mtrs	6/2/2004	370442105	GM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat. Select. Of ind. a/cs
3. Eliminate opts., SARS, and Severance paymnt
4. Eliminateawarding repricing or ren. Stk opts.
5. Req. ind. Chair sep from CEO
6. Appt. ind diectors to key bd comm.
7. Report on Greenhouse Gas
8. Approve Golden parachutes
9. Req. Sr. Exec. And dir. Retain stk options
Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
JP Morgan Chase	5/25/2004	46625H100	JPM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Director	Issuer
2. Merger Prop
3. Appt. External auditor
4. Re-apprvl of key exe perf. Plan
5. Adjournmnt of mting
6. Director term limit
7. Charitable contrib.
8. Political contributions
9. separation of char/CEO
10. Deriv. Disclosure
11. Auditor indep.
12. Director comp.
13. Pay disparity

Name of Fund:	Hennessy Total Return
Period:	7/1/03 to 6/30/04

Company Name	Meeting Date	Cusip	Ticker
Eastman Kodak	5/12/2004	277461109	EK

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat ind. Accouts.
3. Re-apprvl of material tms of perf goals
4. Shrhldr prop req. adopt. Of chemicals policy
5. shrhldr prop req. limits on comp of cert exe.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hennessy Funds, Inc.

By (Signature and Title)* /s/ Teresa M. Nilsen, Treasurer
                    Teresa M. Nilsen, Treasurer

Date March 18, 2005

* Print the name and title of each signing officer under his or her signature.